    As filed with the Securities and Exchange Commission on April 30, 1997
                          File No. 33-12113, 811-5028



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                        Post-Effective Amendment No. 34                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                               Amendment No. 38                            [X]


                                  PIMCO Funds
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                        Newport Beach, California 92660
              (Address of Principal Executive Offices) (Zip Code)
              Registrant's Telephone Number, including Area Code:
                                 (714) 760-4867

          Robert W. Helm, Esq.             R. Wesley Burns
          Dechert Price & Rhoads           Pacific Investment Management Company
          1500 K Street, N.W.              840 Newport Center Drive
          Washington, D.C. 20005           Newport Beach, California 92660

                    (Name and Address of Agent for Service)



  It is proposed that this filing will become effective (check appropriate box):

    [_]  immediately upon filing pursuant to paragraph (b)

    [X]  on May 1, 1997 pursuant to paragraph (b)

    [_]  60 days after filing pursuant to paragraph (a)

    [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


------------------------------------------------------------------------------

                                Proposed Maximum
                                Offering
Title of        Number          Price per            Proposed      Amount of
Securities      of Shares       Share (within        Maximum       Registration
Being           Being           15 days of           Offering      Fee
Registered      Registered      filing)              Price
------------------------------------------------------------------------------

Shares of       Indefinite*     N/A                  N/A           N/A
Beneficial
Interest,
Par Value
$.0001


* Registrant has elected to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the Notice required by Rule 24f-2 on May 30, 1996.

                               EXPLANATORY NOTE
                               ----------------

     This post-effective amendment no. 34 to the Registrant's registration statement on Form N-1A (File No. 33-12113) is being filed for the sole purpose of adding to the Registrant's registration statement a prospectus describing the Class A shares of the PIMCO Total Return Fund. The amendment does not affect any of the Registrant's currently effective prospectuses or its statement of additional information, each of which is hereby incorporated by reference from the most recent filing related to the same (File No. 33-12113) under Rule 497 under the Securities Act of 1933.

                             CROSS-REFERENCE SHEET
                              REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933


                                     PART A

            Institutional Class and Administrative Class Prospectus

                       Information Required in Prospectus
                       ----------------------------------


Item Number                             Heading
-----------                             -------

    1                          Cover Page

    2                          Prospectus Summary, Expense Information

    3                          Financial Highlights

    4                          Investment Objectives and Policies;
                               Characteristics and Risks of Securities and Investment Techniques; Other Information

    5                          Management of the Trust

    5A                         Information Contained in Registrant's
                               Annual Report

    6                          Dividends, Distributions and Taxes;
                               Other Information

    7                          Purchase of Shares; Net Asset Value

    8                          Redemption of Shares

    9                          Not Applicable

                                     PART A

                    Class A, Class B, and Class C Prospectus

                       Information Required in Prospectus
                       ----------------------------------


    Item Number                         Heading
    -----------                         -------

        1                      Cover Page

        2                      Schedule of Fees

        3                      Financial Highlights

        4                      Investment Objectives and Policies;
                               Characteristics and Risks of Securities and Investment Techniques

        5                      Management of the Trust

        5A                     Information Contained in Registrant's
                               Annual Report

        6                      Distributions; Taxes; Description of
                               the Trust

        7 How to Buy Shares; Alternative Purchase Arrangements; Exchange Privilege; Distributor and Distribution and Servicing Plans; How Net Asset Value is Determined

        8                      How to Redeem

        9                      Not Applicable

                                    Part A

                            PIMCO Total Return Fund
                              Class A Prospectus

                      Information Required in Prospectus
                      ----------------------------------

     Item Number                     Heading
     -----------                     -------

         1                           Cover Page

         2                           Schedule of Fees

         3                           Not Applicable

         4                           Investment Objective and Policies;
                                     Characteristics and Risks of Securities
                                     and Investment Techniques

         5                           Management of the Trust

         5A                          Information Contained in Registrant's
                                     Annual Report

         6                           Distributions; Taxes; Description of
                                     the Trust

         7                           How to Buy Shares; Exchange Privilege;
                                     Distributor and Distribution and
                                     Servicing Plan; How Net Asset Value is
                                     Determined

         8                           How to Redeem

         9                           Not Applicable

                                    PART B

          Information Required in Statement of Additional Information
          -----------------------------------------------------------


   Item Number                         Heading
   -----------                         -------

       10                      Cover Page

       11                      Table of Contents

       12                      Not Applicable

       13                      Investment Objectives and Policies; Investment
                               Restrictions

       14                      Trustees and Officers

       15                      Voting Rights

       16 Management of the Trust; Distribution of Trust Shares; Custodian, Transfer Agent and Dividend Disbursing Agent

       17                      Portfolio Transactions and Brokerage

       18                      Other Information

       19                      Distribution of Trust Shares; Net Asset Value

       20                      Taxation

       21                      Distribution of Trust Shares

       22                      Performance Information

       23                      Financial Statements

PIMCO TOTAL RETURN FUND
May 1, 1997

-------------------------------------------------------------------------------
OBJECTIVE

Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

--------------------------------------------------------------------------------
PRIMARY INVESTMENTS

An intermediate-term portfolio of investment grade fixed income securities.

--------------------------------------------------------------------------------
INVESTMENT STYLE

Total Return Strategy  The Fund seeks total return--yield plus appreciation.

Risk Management The portfolio manager seeks to manage risk in a number of ways, such as by maintaining an intermediate-term portfolio with a duration that normally varies within a 3-to 6-year time frame. However, net asset value will fluctuate.

Quality The Fund maintains a portfolio primarily consisting of investment grade fixed income securities.

Diversification Subject to market conditions, the Fund actively invests across all sectors of the fixed income market in order to maximize investment opportunities.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER

Bill Gross of Pacific Investment Management Company, a PIMCO Advisors institutional investment firm. With over $91 billion in assets under management ($19 billion in mutual funds), the firm is one of the largest bond managers in the country. Bill Gross has over 25 years of investment experience.

--------------------------------------------------------------------------------
FUND PERFORMANCE

For the latest fund performance returns call 1-800-227-7337.

For more information about the Fund, see the following prospectus.


PIMCO FUNDS

            Prospectus
            PIMCO Total Return Fund
            May 1, 1997

            PIMCO Funds (the "Trust") is an open-end series management invest-ment company consisting of twenty separate investment portfolios, each with different investment objectives and strategies. The To-tal Return Fund (the "Fund") is described herein. The Trust is de-signed to provide access to the professional investment management services offered by Pacific Investment Management Company ("Pa-cific Investment Management"), which serves as investment advisor (the "Advisor") to the Fund. The address of PIMCO Funds is 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660.

            The Fund offers Class A shares in this Prospectus, which is in-tended for participants in designated employer-sponsored retire-ment or savings plans. Through other prospectuses, the Fund and the other series of the Trust offer Class A shares (sold subject to a front-end sales charge) for public investment, and offer up to four additional classes of shares, including Institutional Class shares, Administrative Class shares, Class B shares (sold subject to a contingent deferred sales charge) and Class C shares (sold subject to an asset based sales charge). See "Description of the Trust--Multiple Classes of Shares."


            This Prospectus concisely describes the information investors should know before investing in the Fund. Please read this Pro-spectus carefully and keep it for further reference.

            Information about the investment objective of the Fund, along with a detailed description of the types of securities in which the Fund may invest and of investment policies and restrictions appli-cable to the Fund, are set forth in this Prospectus. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the investment returns and net asset value per share of the Fund will vary.

            The Fund is an investment option under an employer-sponsored re-tirement or savings program. The administrator of a retirement plan or an employee benefits office can provide participants with detailed information on how to participate in such a plan and how to elect the Fund as an investment option. Please call 800-426-0107 with any questions about the Fund. Questions about a partici-pant's plan account should be directed to the plan administrator or the organization that provides recordkeeping services for the plan.

            A Statement of Additional Information, dated January 14, 1997, as amended or supplemented from time to time, is available free of charge by writing to PIMCO Funds Distribution Company (the "Dis-tributor"), 2187 Atlantic Street, Stamford, Connecticut 06902, or by telephoning 800-426-0107. The Statement of Additional Informa-tion, which contains more detailed information about the Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SE-CURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMIS-SION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.

            SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORA-TION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

            THE FUND MAY INVEST ALL OF ITS ASSETS IN DERIVATIVE INSTRUMENTS, SOME OF WHICH MAY BE PARTICULARLY SENSITIVE TO CHANGES IN PREVAIL-ING INTEREST RATES. UNEXPECTED CHANGES IN INTEREST RATES MAY AD-VERSELY AFFECT THE VALUE OF THE FUND'S INVESTMENTS IN PARTICULAR DERIVATIVE INSTRUMENTS.

              TABLE OF CONTENTS

Overview......................   3
Schedule of Fees..............   3
Investment Objective and
Policies......................   4
Investment Risks and
Considerations................   5
Characteristics and Risks of
 Securities
 and Investment Techniques....   6
Performance Information.......  17
How to Buy Shares.............  18
Exchange Privilege............  19
How to Redeem.................  19

Distributor and Distribution and
Servicing Plan....................  19
How Net Asset Value Is Determined
 ..................................  20
Distributions.....................  21
Taxes.............................  21
Management of the Trust...........  22
Description of the Trust..........  24
Mailings to Shareholders..........  25
Appendix A -- Description of
Duration..........................  26
Appendix B -- Description of
Securities Ratings................  27

 PIMCO Funds: Pacific Investment Management Series
2

            Overview
            Pacific Investment Management, a subsidiary partnership of PIMCO Advisors L.P., is the investment adviser of the Fund. Pacific In-vestment Management is one of the premier fixed income investment management firms in the U.S. As of March 31, 1997, Pacific Invest-ment Management had over $91 billion in assets under management. Pacific Investment Management invests in all sectors of the fixed income market, using its total return philosophy--seeking capital appreciation as well as yield.


FUND
PROFILE
           PIMCO FUND NAME   PRIMARY OBJECTIVE                 DURATION  CREDIT QUALITY(/1/)
           ---------------------------------------------------------------------------------
           TOTAL RETURN
            FUND             Maximum total return, consistent  3-6 years B to Aaa; max
                             with preservation of capital                10% below Baa
                             and prudent investment management

            1. As rated by Moody's Investors Service, Inc., or if unrated, de-termined to be of comparable quality. For specific information concerning the credit quality of the securities in the Fund's portfolio, see "Investment Objective and Policies."

            Schedule of Fees


SHAREHOLDER
TRANSACTION
EXPENSES

                                                           CLASS A SHARES
           --------------------------------------------------------------
           MAXIMUM INITIAL SALES CHARGE IMPOSED ON
            PURCHASES                                         None(/1/)
           --------------------------------------------------------------
           MAXIMUM SALES CHARGE IMPOSED ON REINVESTED
            DIVIDENDS                                         None
           --------------------------------------------------------------
           MAXIMUM CONTINGENT DEFERRED SALES CHARGE
            ("CDSC")                                          None(/1/)
           --------------------------------------------------------------
           EXCHANGE FEE                                       None

            1. Applies only to shares purchased through designated 401(k) plans.

OPERATING
EXPENSES
                                                                 EXAMPLE: You
                                                                 would pay the
                                                                 following
                                                                 expenses on a
                                                                 $1,000 investment
                                                                 assuming (1) 5%
                                                                 annual return and
                                                                 (2) redemption at
                    ANNUAL FUND OPERATING EXPENSES               the end of each
                    (As a percentage of average net assets):     time period:
                                                      TOTAL FUND
                    ADVISORY ADMINISTRATIVE 12b-1     OPERATING  YEAR
           FUND     FEE      FEE            FEES(/1/) EXPENSES   1    3   5   10
           -----------------------------------------------------------------------
           TOTAL
            RETURN  .25%     .40%           .25%      .90%       $9   $29 $50 $111
           -----------------------------------------------------------------------

            1. 12b-1 fees represent servicing fees which are paid annually to the Distributor and repaid to participating brokers, certain banks and other financial intermediaries. See "Distributor and Distribu-tion and Servicing Plans."

            The purpose of the foregoing tables is to assist investors in un-derstanding the various costs and expenses of the Trust that are borne directly or indirectly by Class A shareholders of the Fund.

            NOTE: THE FIGURES SHOWN IN THE EXAMPLE ARE ENTIRELY HYPOTHETICAL, AND ASSUME NO PAYMENT OF A SALES LOAD. THEY ARE NOT REPRESENTA-TIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFOR-MANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.
                                                      May 1, 1997 Prospectus

            Investment Objective and Policies
            The investment objective and general investment policies of the Fund are described below. There can be no assurance that the in-vestment objective of the Fund will be achieved. The value of all securities and other instruments held by the Fund will vary from time to time in response to a wide variety of market factors. Con-sequently, the net asset value per share of the Fund will vary.
               The investment objective of the Fund is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. If there is a change in the Fund's investment objective, including a change approved by a shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.
               Specific portfolio securities eligible for purchase by the
            Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are de-scribed more fully under "Characteristics and Risks of Securities and Investment Techniques" in this Prospectus and "Investment Ob-jectives and Policies" in the Statement of Additional Information.


TOTAL       The investment objective of the Fund is to seek to maximize total
RETURN FUND return, consistent with preservation of capital and prudent in-DESCRIPTION vestment management.
               In selecting securities for the Fund, the Advisor utilizes eco-
            nomic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular char-acteristics (such as maturity, type and coupon rate) will vary based on the Advisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.
               The Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of the following types of secu-rities, which may have a variety of maturities: securities issued or guaranteed by the U.S. Government, its agencies or instrumen-talities ("U.S. Government securities"); corporate debt securi-ties, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; infla-tion-indexed bonds issued by both governments and corporations;
            structured notes and loan participations; bank certificates of de-posit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; obligations of for-eign governments or their subdivisions, agencies and instrumental-ities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies.
               The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Advisor's forecast for interest rates. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade (i.e., securities rated at least Baa by Moody's Investors
            Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation
            ("S&P")) but rated B or higher by Moody's or S&P (or, if unrated, determined by the Advisor to be of comparable quality). For infor-mation on the risks associated with investments in securities rated below investment grade, see "Appendix B--Description of Se-curities Ratings." The Fund may also invest up to 20% of its as-sets in securities denominated in foreign currencies, and may in-vest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The Fund may invest all of its assets in derivative instruments or in mort-gage- or asset-backed securities.
               As a non-fundamental, operating policy, the Advisor intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Fund denominated in currencies other than the U.S. dollar. There can be no assur-ance that the Advisor will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely affect yield and return.


 PIMCO Funds: Pacific Investment Management Series
4

TOTAL       The "total return" sought by the Fund will consist of interest and
RETURN      dividends from underlying securities, capital appreciation re-
            flected in unrealized increases in value of portfolio securities
            (realized by the shareholder only upon selling shares), or real-ized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income secu-rities is not expected to be as great as that obtained by a port-folio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income port-folio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed in-come securities (and therefore their capital appreciation or de-preciation) is largely a function of changes in the current level of interest rates.

               In managing fixed income securities, one of the principal tools generally used by the Advisor is "duration," which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond's yield, coupon interest payments, fi-nal maturity and call features. See "Appendix A--Description of Duration." Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when in-terest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration port-folios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The mar-ket value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

            Investment Risks and Considerations

            The following are some of the principal risks of investing in the Fund. Investors should read this Prospectus carefully for a more complete discussion of the risks relating to an investment in the Fund. The net asset value per share of the Fund may be less at the time of redemption than it was at the time of investment. General-ly, the value of fixed income securities can be expected to vary inversely with changes in prevailing interest rates, i.e., as in-terest rates rise, market value tends to decrease, and vice versa. In addition, the Fund may invest in securities rated lower than Baa by Moody's or BBB by S&P. Such securities carry a high degree of credit risk and are considered speculative by the major rating agencies.
               The Fund may invest in securities of foreign issuers, which may be subject to additional risk factors, including foreign currency and political risks, not applicable to securities of U.S. issuers. The Fund's investment techniques may involve a form of borrowing, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. The Fund may sell securities short, which exposes the Fund to a risk of loss if the value of the security sold short should increase.
               The Fund may use derivative instruments, consisting of futures, options, options on futures, and swap agreements, for hedging pur-poses or as part of its investment strategies. Use of these in-struments may involve certain costs and risks, including the risk that the Fund could not close out a position when it would be most advantageous to do so, the risk of an imperfect correlation be-tween the value of the securities being hedged and the value of the particular derivative instrument, and the risk that unexpected changes in interest rates may adversely affect the value of the Fund's investments in particular derivative instruments. Unless otherwise indicated, all limitations applicable to the Fund's in-vestments (as stated in this Prospectus and in the Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of com-parable quality), or change in the percentage of the Fund's assets invested in certain
                                                        May 1, 1997 Prospectus
            securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctua-tions or other changes in the Fund's total assets, will not re-quire the Fund to dispose of an investment until the Advisor de-termines that it is practicable to sell or close out the invest-ment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.
               The Fund offers its shares to both retail and institutional in-
            vestors. Institutional shareholders, some of whom also may be in-vestment advisory clients of Pacific Investment Management, may hold large positions in the Fund. Such shareholders may on occa-sion make large redemptions of their holdings in the Fund to meet their liquidity needs, in connection with strategic adjustments to their overall portfolio of investments, or for other purposes. Large redemptions from the Fund could require the Advisor to liq-uidate portfolio positions when it is not most desirable to do so. Liquidation of portfolio holdings also may cause the Fund to real-ize taxable capital gains.

            Characteristics and Risks of
            Securities and Investment Techniques

            The following describes in greater detail different types of secu-rities and investment techniques used by the Fund, and discusses certain concepts relevant to the investment policies of the Fund. Additional information about the Fund's investments and investment practices may be found in the Statement of Additional Information.


U.S.        U.S. Government securities are obligations of, or guaranteed by,
GOVERNMENT the U.S. Government, its agencies or instrumentalities. The U.S. SECURITIES Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government Na-tional Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the is-suer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are pur-chased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securi-ties of similar maturities. Custodial receipts issued in connec-tion with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury secu-rities (STRIPs and CUBEs) are direct obligations of the U.S. Gov-ernment. The U.S. Treasury has recently begun issuing inflation-indexed bonds. These securities are described below under "Infla-tion-Indexed Bonds."


CORPORATE   Corporate debt securities include corporate bonds, debentures,
DEBT        notes and other similar corporate debt instruments, including con-
SECURITIES  vertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
 PIMCO Funds: Pacific Investment Management Series
6

               Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are de-scribed as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securi-ties rated Baa as having speculative characteristics. The Advisor seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Appendix B--Description of Secu-rities Ratings." Investments in high yield securities are dis-cussed separately below under "High Yield Securities ("Junk Bonds")."


VARIABLE    Variable and floating rate securities provide for a periodic ad-
AND         justment in the interest rate paid on the obligations. The terms
FLOATING    of such obligations must provide that interest rates are adjusted
RATE        periodically based upon an interest rate adjustment index as pro-
SECURITIES  vided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
               The Fund may invest in floating rate debt instruments ("float-
            ers"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodi-cally, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain de-gree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.
               The Fund may also invest in inverse floating rate debt instru-
            ments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-
            Related and Other Asset-Backed Securities" for a discussion of IOs and POs.


INFLATION-  Inflation-indexed bonds are fixed income securities whose princi-
INDEXED     pal value is periodically adjusted according to the rate of infla-
BONDS       tion. The interest rate on these bonds is generally fixed at issu-
            ance at a rate lower than typical bonds. Over the life of an in-flation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.
               Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the fu-ture. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return cou-pon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45
            ($1,030 times 1.5%).
               If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted down-ward, and consequently the interest payable on these securities
            (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity
            (as adjusted for inflation) is guaranteed in the case of U.S.
            Treasury inflation-indexed bonds, even during a period of defla-tion. However, the current market value of the bonds is not guar-anteed, and will fluctuate. The Fund may also invest in other in-flation related bonds which may or may not provide a similar guar-antee. If such a guarantee of principal is not provided, the ad-justed principal value of the bond repaid at maturity may be less than the original principal.
               The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if
                                                        May 1, 1997 Prospectus
            inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal in-terest rates increased at a faster rate than inflation, real in-terest rates might rise, leading to a decrease in value of infla-tion-indexed bonds.
               While these securities are expected to be protected from long-
            term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency ex-change rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's in-flation measure.
               The U.S. Treasury has only recently begun issuing inflation-in-
            dexed bonds. As such, there is no trading history of these securi-ties, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liq-uid market may impose the risk of higher transaction costs and the possibility the Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of infla-tion-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of is-suing inflation-indexed bonds, and there may be a more liquid mar-ket in certain of these countries for these securities.
               The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The
            CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
            Inflation-indexed bonds issued by a foreign government are gener-ally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign coun-try will be correlated to the rate of inflation in the United
            States.

MORTGAGE-   The Fund may invest all of its assets in mortgage- or other asset-
RELATED AND backed securities. The value of some mortgage- or asset-backed se-
OTHER       curities in which the Fund invests may be particularly sensitive
ASSET-      to changes in prevailing interest rates, and, like the other in-
BACKED      vestments of the Fund, the ability of the Fund to successfully
SECURITIES  utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.

            MORTGAGE-PASS-THROUGH SECURITIES are securities representing in-terests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrow-ers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early re-payment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying prop-erty, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepay-ment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-re-lated security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mort-gage-related security, the volatility of such security can be ex-pected to increase.
               Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Govern-ment (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage
 PIMCO Funds: Pacific Investment Management Series
8
            insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guaran-tees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental enti-ties, private insurers or the mortgage poolers.

            COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs") are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typi-cally collateralized by portfolios of mortgage pass-through secu-rities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive prin-cipal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agen-cies or instrumentalities will be considered U.S. Government secu-rities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

            COMMERCIAL MORTGAGE-BACKED SECURITIES include securities that re-flect an interest in, and are secured by, mortgage loans on com-mercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstand-ing principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed secu-rities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

            MORTGAGE-RELATED SECURITIES include securities other than those described above that directly or indirectly represent a participa-tion in, or are secured by and payable from, mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.
               A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remain-der of the principal. In the most extreme case, one class will re-ceive all of the interest (the interest-only, or "IO" class), while the other class will receive all of the principal (the prin-cipal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (includ-ing prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse ef-fect on the Fund's yield to maturity from these securities. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed se-curities that have been offered to investors. For a discussion of the characteristics of some of these instruments, see the State-ment of Additional Information.


REPURCHASE For the purpose of achieving income, the Fund may enter into re-AGREEMENTS purchase agreements, which entail the purchase of a portfolio-eli-
            gible security from a bank or broker-dealer that agrees to repur-chase the security at the Fund's cost plus interest within a spec-ified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest no more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
                                                        May 1, 1997 Prospectus

REVERSE     A reverse repurchase agreement may for some purposes be considered
REPURCHASE borrowing that involves the sale of a security by the Fund and its AGREEMENTS, agreement to repurchase the instrument at a specified time and
DOLLAR      price. The Fund will maintain a segregated account consisting of
ROLLS, AND  assets determined to be liquid by the Advisor in accordance with
OTHER       procedures established by the Board of Trustees to cover its obli-
BORROWINGS  gations under reverse repurchase agreements.
               The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially simi-lar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future pur-chase as well as by any interest earned on the proceeds of the se-curities sold. The Fund also could be compensated through the re-ceipt of fee income equivalent to a lower forward price. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Advisor in accordance with procedures estab-lished by the Board of Trustees to cover its obligations under dollar rolls.
               Dollar rolls and reverse repurchase agreements will be subject to the Fund's limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33
            1/3% of the Fund's total assets. Apart from transactions involving reverse repurchase agreements and dollar rolls, the Fund will not borrow money, except for temporary administrative purposes.


LOANS OF    For the purpose of achieving income, the Fund may lend its portfo-
PORTFOLIO   lio securities to brokers, dealers, and other financial institu-
SECURITIES  tions, provided: (i) the loan is secured continuously by collat-
            eral consisting of U.S. Government securities, cash or cash equiv-alents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the se-curities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities;
            and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. The
            Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of ei-ther interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S.
            Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the col-lateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party ar-ranging the loan.


WHEN-       The Fund may purchase or sell securities on a when-issued, delayed
ISSUED,     delivery, or forward commitment basis. These transactions involve
DELAYED     a commitment by the Fund to purchase or sell securities for a pre-
DELIVERY    determined price or yield, with payment and delivery taking place
AND FORWARD more than seven days in the future, or after a period longer than COMMITMENT the customary settlement period for that type of security. When TRANSACTIONSsuch purchases are outstanding, the Fund will set aside and main-
            tain until the settlement date in a segregated account, assets de-termined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securi-ties the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchas-ing a security on a when-issued, delayed delivery, or forward com-mitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctua-tions, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-is-sued, delayed delivery, or forward commitment purchases are out-standing, the purchases may result in a form of leverage. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a

10
 PIMCO Funds: Pacific Investment Management Series
            transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued or forward commitment securities before they are delivered, which may result in a capi-tal gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-is-sued, delayed delivery, or forward commitment basis.


SHORT SALES The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of de-rivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale (other than a short sale against the box) is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that the Fund engages in short sales, it must (except in the case of short sales "against the box") main-tain asset coverage in the form of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.


FOREIGN     The Fund may invest directly in fixed income securities of non-
SECURITIES  U.S. issuers. The Fund will limit its foreign investments to secu-
            rities of issuers based in developed countries (including Newly
            Industrialized Countries ("NICs"), such as Taiwan, South Korea and
            Mexico). The Fund limits its investments in securities of issuers based in NICs to 10% of its assets. For purposes of this restric-tion, the term "NIC" is not meant to include a defined set of countries selected according to specific criteria, but rather is a broadly defined term which includes countries which are considered by the Advisor to have sound economies and the potential for posi-tive growth. In determining which countries will be considered
            NICs, the Advisor will not be limited by any determination made by any other investment adviser, institution, government or suprana-tional agency regarding which countries are considered to be de-veloping or emerging markets by such entities. As such, the Fund may invest in securities issued in countries which may be consid-ered by other advisers or analysts to be developing or emerging markets.
               Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securi-ties issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expro-priation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign coun-tries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, in-cluding taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domes-tic securities and therefore may exhibit greater price volatility.
            Additional costs associated with an investment in foreign securi-ties may include higher custodial fees than apply to domestic cus-todial arrangements and transaction costs of foreign currency con-versions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.
               The Fund may invest in Brady Bonds, which are securities cre-
            ated through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by for-mer U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Gov-ernment securities. In light of the residual risk of Brady Bonds
                                                        May 1, 1997 Prospectus
            and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. For further information, see the Statement of Additional Information.


FOREIGN     Foreign currency exchange rates may fluctuate significantly over
CURRENCY    short periods of time. They generally are determined by the forces
TRANSACTIONSof supply and demand in the foreign exchange markets and the rela-
            tive merits of investments in different countries, actual or per-ceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad.
            Currencies in which the Fund's assets are denominated may be de-valued against the U.S. dollar, resulting in a loss to the Fund.
               The Fund may buy and sell foreign currencies on a spot and for-
            ward basis to reduce the risks of adverse changes in foreign ex-change rates. A forward foreign currency exchange contract in-volves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is sim-ilar to selling securities denominated in one currency and pur-chasing securities denominated in another. Contracts to sell for-eign currency would limit any potential gain which might be real-ized by the Fund if the value of the hedged currency increases.
            The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for pur-poses of increasing exposure to a foreign currency or to shift ex-posure to foreign currency fluctuations from one country to anoth-er. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two cur-rencies are positively correlated. The Fund will segregate assets determined to be liquid by the Advisor in accordance with proce-dures established by the Board of Trustees, in a segregated ac-count to cover its obligations under forward foreign currency ex-change contracts entered into for non-hedging purposes.
               The Fund may invest in options on foreign currencies and for-
            eign currency futures and options thereon. The Fund also may in-vest in foreign currency exchange-related securities, such as for-eign currency warrants and other instruments whose return is linked to foreign currency exchange rates. The Fund will use these techniques to hedge at least 75% of its exposure to foreign cur-rency. For a description of these instruments, see "Derivative In-struments" below and the Statement of Additional Information.


HIGH YIELD The Fund may invest up to 10% of its assets in fixed income secu-SECURITIES rities rated lower than Baa by Moody's or lower than BBB by S&P
("JUNK      but rated at least B by Moody's or S&P (or, if not rated, of com-
BONDS")     parable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.
               Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

12
 PIMCO Funds: Pacific Investment Management Series

               High yield securities may be more susceptible to real or per-
            ceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for ex-ample, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or pay-ment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and there-fore tend to be more volatile than securities which pay interest periodically and in cash.
               The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.
               The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting se-curities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may re-tain the portfolio security if the Advisor deems it in the best interest of shareholders.
               During the year ended March 31, 1996, based upon the dollar-
            weighted average ratings of the Fund's portfolio holdings at the end of each month in the Fund's fiscal year, the Fund had the fol-lowing percentages of its net assets invested in securities rated in the categories indicated as rated by Moody's (or, if unrated, determined by the Advisor to be of comparable quality). See "Ap-pendix B--Description of Securities Ratings," for further informa-tion.


              FIXED INCOME SECURITIES RATINGS

                                        BELOW
           PRIME 1   AAA    AA    A     PRIME 1 BAA   BA    B     CAA
           ------------------------------------------------------------
           9.80%     62.57% 6.12% 7.35% 0.00%   6.92% 6.23% 2.00% 0.01%


               These figures are intended solely to provide disclosure about the Fund's asset composition during its most recent fiscal year. The asset composition after this time may or may not be approxi-mately the same as represented by such figures. In addition, the categories reflect ratings by Moody's, and ratings assigned by S&P may not be consistent with ratings assigned by Moody's or other credit ratings services, and the Advisor may not necessarily agree with a rating assigned by any credit rating agency.


DERIVATIVE The Fund may purchase and write call and put options on securi-INSTRUMENTS ties, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates, and securities in-dexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (or, as per-mitted by applicable regulation, enter into certain offsetting po-sitions) to cover its obligations under options, futures, and swaps to avoid leveraging of the Fund.
                                                        May 1, 1997 Prospectus

               The Fund considers derivative instruments to consist of securi-
            ties or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest de-pends upon cash flows from underlying assets, such as mortgage-re-lated or asset-backed securities. The Fund may invest all of its assets in derivative instruments.The value of some derivative in-struments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other in-vestments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevail-ing market trends, the Fund could be exposed to the risk of loss.
               The Fund might not employ any of the strategies described be-
            low, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, mar-ket values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better posi-tion if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a pos-sible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instru-ments can reduce the risk of loss, they can also reduce the oppor-tunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible in-ability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a dis-advantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions.

            OPTIONS ON SECURITIES, SECURITIES INDEXES, AND CURRENCIES The Fund may purchase put options on securities and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities and indexes. One purpose of purchasing call options is to protect against sub-stantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the op-tion (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the op-tion to deliver the underlying security upon payment of the exer-cise price or to pay the exercise price upon delivery of the un-derlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified mul-tiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.
               The Fund may sell put or call options it has previously pur-
            chased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the under-lying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.
               The Fund may write covered straddles consisting of a combina-
            tion of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the ex-ercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

14
 PIMCO Funds: Pacific Investment Management Series

               The purchase and writing of options involves certain risks.
            During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exer-cise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise no-tice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the un-derlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid mar-ket will exist when the Fund seeks to close out an option posi-tion. Furthermore, if trading restrictions or suspensions are im-posed on the options markets, the Fund may be unable to close out a position.
               The Fund may buy or sell put and call options on foreign cur-
            rencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquid-ity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities be-ing used to cover certain written over-the-counter options.

            SWAP AGREEMENTS The Fund may enter into interest rate, index, eq-uity and currency exchange rate swap agreements. These transac-tions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional in-vestors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to ex-change the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calcu-lated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a par-ticular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that in-terest rates fall below a specified level, or "floor"; and inter-est rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against inter-est rate movements exceeding given minimum or maximum levels.
               Most swap agreements entered into by the Fund calculate the ob-
            ligations of the parties to the agreement on a "net basis." Conse-quently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account con-sisting of assets determined to be liquid by the Advisor in accor-dance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund's portfolio. Obliga-tions under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restric-tion concerning senior securities. The Fund will not enter into a swap agreement with any
                                                        May 1, 1997 Prospectus
            single party if the net amount owed or to be received under exist-ing contracts with that party would exceed 5% of the Fund's as-sets.
               Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Be-cause they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the In-ternal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

            FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign cur-rency futures contracts and options thereon.
               There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the port-folio return might have been greater had hedging not been attempt-ed. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-tract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these in-struments are relatively new and without a significant trading history. As a result, there is no assurance that an active second-ary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an un-favorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.
               The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid as-sets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."
               The Fund will only enter into futures contracts or futures op-
            tions which are standardized and traded on a U.S. or foreign ex-change or board of trade, or similar entity, or quoted on an auto-mated quotation system. The Fund will use financial futures con-tracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC") or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.


PORTFOLIO   The length of time the Fund has held a particular security is not
TURNOVER    generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements.
            A change in the securities held by the Fund is known as "portfolio turnover." High portfolio turnover (e.g., over 100%) involves cor-respondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other

16
 PIMCO Funds: Pacific Investment Management Series
            securities. Such sales may result in realization of taxable capi-tal gains. See "Taxes." The portfolio turnover rate for the Fund is incorporated by reference in the Statement of Additional Infor-mation.


ILLIQUID    The Fund may invest up to 15% of its net assets in illiquid secu-
SECURITIES  rities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Advisor may be subject to significant de-lays in disposing of illiquid securities, and transactions in il-liquid securities may entail registration expenses and other transaction costs that are higher than transactions in liquid se-curities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the or-dinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such op-tions, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal pen-alties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale
            (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws
            (other than securities issued pursuant to Rule 144A under the Se-curities Act of 1933 and certain commercial paper that Pacific In-vestment Management has determined to be liquid under procedures approved by the Board of Trustees).

            Performance Information

            From time to time the Trust may make available certain information about the performance of the Class A shares of the Fund. Perfor-mance information is compiled separately for each class of the Fund's shares in accordance with the formulas described below.
               From time to time, the yield and total return for each class of shares of the Fund may be included in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund or class will be based on the investment income per share (as defined by the Securities and Exchange Commission) during a par-ticular 30-day (or one-month) period (including dividends and in-terest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.
               The total return of Class A shares of the Fund may be included in advertisements or other written material. When the Fund's total return is advertised with respect to its Class A shares, it will be calculated for the past year, the past five years, and since the establishment of the Fund, as more fully described in the Statement of Additional Information. Consistent with Securities and Exchange Commission rules and informal guidance, for periods prior to the initial offering date of a particular class, total return presentations for the class will be based on the historical performance of an older class of the Fund (the older class to be used in each case is set forth in the Statement of Additional In-formation) restated to reflect current sales charges (if any) of the newer class, but not reflecting any higher operating expenses (such as 12b-1 distribution and servicing fees and administrative fee charges) associated with the newer class. All other things be-ing equal, such higher expenses would have adversely affected (i.e., reduced) total return for a newer class (i.e., if the newer class had been issued since the inception of the Fund) by the amount of such higher expenses, compounded over the relevant peri-od. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant pe-riod (in the case of Class A shares, giving effect to the maximum initial sales charge generally applicable to Class A shares) to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value and giving effect to the deduction of the maximum CDSC which would be payable). To-tal return may be advertised using alternative methods that re-flect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund.
                                                        May 1, 1997 Prospectus

               Current distribution information may also be provided to the
            Trust's shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment in-come), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net in-vestment income for that period.
               Performance information for the Trust may also be compared to various unmanaged indices, such as the Standard & Poor's 500 Com-posite Stock Price Index, the Lehman Brothers Aggregate Bond In-dex, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman In-termediate and 20+ Year Treasury Blend Index, the Lehman BB Inter-mediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Mor-gan Government Bond Index Non U.S.-Dollar Hedged, and other enti-ties or organizations which track the performance of investment companies or investment advisers. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administra-tive and management costs and expenses. The Advisor may also re-port to shareholders or to the public in advertisements concerning the performance of the Advisor as adviser to clients other than the Trust, and on the comparative performance or standing of the Advisor in relation to other money managers. Such comparative in-formation may be compiled or provided by independent ratings serv-ices or by news organizations. Any performance information, whether related to the Fund or to the Advisor, should be consid-ered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market con-ditions during the time period indicated, and should not be con-sidered to be representative of what may be achieved in the fu-ture. For a description of the methods used to determine yield and total return for the Fund, see the Statement of Additional Infor-mation.
               Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return or yield for any prior period should not be considered as a representation of what an in-vestor's total return or yield may be in any future period.

            How to Buy Shares

            Class A shares of the Fund of the Trust are continuously offered through the Trust's principal underwriter, PIMCO Funds Distribu-tion Company (the "Distributor"). Class A shares of the Fund are available as an investment option in retirement or savings plans. The administrator of such a plan or a prospective participant's employee benefits office can provide detailed information on how to participate in such a plan and how to elect the Fund as an in-vestment option.
               A participant may be permitted to elect different investment options, alter the amounts contributed to the participant's plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. A participant should consult the plan administrator or the participant's em-ployee benefits office for more details.
               Questions about the Fund should be directed to the Distributor at 800-426-0107. Questions about a participant's plan account should be directed to the plan administrator or the organization that provides recordkeeping services for the plan.
               All contributions received by the Distributor prior to the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "Exchange"), on a regular business day, are processed at that day's offering price, which will be net asset value next determined after acceptance of a contribution. However, contributions received by the Distributor after the of-fering price is determined that day will receive such offering price if the contributions were received by the plan administrator prior to such determination and were transmitted to and received by the Distributor

18
 PIMCO Funds: Pacific Investment Management Series
            prior to 10:00 a.m. Eastern time on the next business day. Contri-butions received on other than a regular business day will be exe-cuted on the next succeeding regular business day. The Distribu-tor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended dur-ing any period in which the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securi-ties and Exchange Commission, when trading on the Exchange is re-stricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. No share certificates will be issued.

            SALES AT NET ASSET VALUE The Fund may sell its Class A shares at net asset value without a sales charge to, among others, (a) trustees or other fiduciaries purchasing shares for certain em-ployer sponsored plans that have at least 100 eligible partici-pants or at least $1 million in total plan assets, and (b) trust-ees or other fiduciaries purchasing shares for certain employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases. The Distributor will pay a commission to dealers who sell Class A shares of the Fund at net asset value to certain employer-spon-sored plans according to the following schedule: .50% of the first $2,000,000 and .25% of amounts over $2,000,000. From time to time, the Distributor, its parent and/or its affiliates may make addi-tional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

            Exchange Privilege

            A participant's plan may allow exchanges from one investment op-tion to another. A participant should check with the plan adminis-trator for details on the rules governing exchanges in the plan, including the frequency of permitted exchanges. Certain investment options may be subject to unique restrictions. Exchanges are ac-cepted by the Trust only as permitted by a participant's plan.

            How to Redeem

            Shares are redeemed at their net asset value next determined after a proper redemption request has been received. There is no charge by the Distributor with respect to a redemption. Requests for re-demption received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective as of the closing of the Exchange on that day.

            Distributor and Distribution and Servicing Plan


            The Distributor, a wholly owned subsidiary of PIMCO Advisors L.P., is the principal underwriter of the Fund's shares and in that con-nection makes servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. Pursuant to a Distribution Contract with the Trust, with respect to the Fund's Class A shares, the Distrib-utor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

            CLASS A SERVICING FEES As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Fund and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% of the Fund's average daily net assets attributable to Class A shares.
               The Class A servicing fees paid to the Distributor are paid un-
            der a Distribution and Servicing Plan adopted pursuant to Rule 12b-l under the 1940 Act, and is of the type known as a "compensa-tion" plan. This means that,
                                                      May 1, 1997 Prospectus
            although the Trustees of the Trust are expected to take into ac-count the expenses of the Distributor and its predecessors in their periodic review of the Distribution and Servicing Plan, the fees are payable to compensate the Distributor for services ren-dered even if the amount paid exceeds the Distributor's expenses.
               The servicing fee applicable to Class A shares of the Fund may be spent by the Distributor on personal services rendered to shareholders of the Fund and the maintenance of shareholder ac-counts, including compensation to, and expenses (including tele-phone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend pay-ments, who provide information periodically to shareholders show-ing their positions in the Fund's shares, who forward communica-tions from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who re-spond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribu-tion and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.
               Many of the Distributor's servicing efforts involve the Trust as a whole, so that fees paid by Class A shares of the Fund may indirectly support servicing efforts relating to shares of the same class of the other series of the Trust. In reporting its ex-penses to the Trustees, the Distributor itemizes expenses that re-late to the distribution and/or servicing of the Fund's shares, and allocates other expenses among all of the operational series based on their relative net assets. Expenses allocated to the Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Dis-tributor may make payments to brokers (and with respect to servic-ing fees only, to certain banks and other financial intermediar-
            ies) of up to .25% annually of the average daily net assets at-tributable to shares in the accounts of their customers or cli-ents. Payments may be made, in part, with respect to Class A shares of the Fund issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations of series of PIMCO Advisors Funds with series of the Trust, including the Fund, in a transaction which took place on January 17, 1997.
               The Distributor may from time to time pay additional cash bo-
            nuses or other incentives to selected participating brokers in connection with the servicing of Class A shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or all of the series of the Trust together or a particu-lar class of shares, during a specific period of time. The Dis-tributor currently expects that such additional bonuses or incen-tives will not exceed .50% of the amount of any sale. Pacific In-vestment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for transfer agency and other services.
               If in any year the Distributor's expenses incurred in connec-
            tion with the servicing of shareholders and the maintenance of shareholder accounts exceed the servicing fees paid by the Trust, the Distributor would recover such excess only if the Distribution and Servicing Plan with respect to Class A shares continues to be in effect in some later year when the servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Distribution and Servicing Plan terminates.

            How Net Asset Value Is Determined

            The net asset value per share of Class A shares of the Fund is de-termined as of the close of trading (normally 4:00 p.m., Eastern time) on the Exchange by dividing the total market value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the number of total outstanding shares of that class. Net asset value will not be determined on days on which the Exchange is closed.
               Portfolio securities and other assets for which market quota-
            tions are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most

20
 PIMCO Funds: Pacific Investment Management Series
            securities traded over-the-counter, at the mean between represen-tative bid and asked quotations obtained from a quotation report-ing system or from established market makers. Fixed income securi-ties, including those to be purchased under firm commitment agree-ments (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into ac-count appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturi-ty, type of issue, trading characteristics, and other market data.
               Quotations of foreign securities in foreign currency are con-
            verted to U.S. dollar equivalents using foreign exchange quota-tions received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quota-tions are not readily available are valued at fair value as deter-mined in good faith by the Board of Trustees.
               The Fund's liabilities are allocated among its classes. The to-
            tal of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses spe-cially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share.

            Distributions

            The Fund pays out as dividends substantially all of its net in-vestment income (which comes from dividends and interest it re-ceives or is deemed to receive from its investments) and net real-ized short-term capital gains. For these purposes and for federal income tax purposes, a portion of the premiums from certain ex-pired call or put options written by the Fund, net gains from closing purchase and sale transactions with respect to such op-tions, and net gains from futures transactions are treated as short-term capital gains. The Fund distributes substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carry-over.
               Shares begin earning dividends on the effective date of pur-
            chase, which is the date that funds are received by the Trust for the purchase of shares. Dividends are declared daily from net in-vestment income to shareholders of record at the close of the pre-vious business day, and distributed to shareholders monthly. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of the Fund will be reinvested in additional shares of the Fund unless the shareholder elects to have them paid in cash.
               Dividends and capital gains distributions may be declared more or less frequently in the discretion of the Trustees. There are no sales charges on reinvested dividends.

            Taxes

            The Fund intends to qualify as a regulated investment company an-nually and to elect to be treated as a regulated investment com-pany under the Internal Revenue Code of 1986, as amended. As such, the Fund generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, the Fund intends to distribute each year substantially all of its net income and gains.
               Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under appli-cable tax law. To the extent that a shareholder is not exempt from tax on Fund distributions, such shareholder will be subject to tax on dividends received from the Fund, regardless of whether re-ceived in cash or reinvested in additional shares. All sharehold-ers must treat dividends, other than capital gain dividends or dividends that represent a
                                                        May 1, 1997 Prospectus
            return of capital to shareholders, as ordinary income. Dividends designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain except as provided by an applicable tax exemption. Any distributions that are not from the Fund's net investment income or net capital gain may be character-ized as a return of capital to shareholders or, in some cases, as capital gain. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders (who oth-erwise are subject to tax on dividends) as though received on De-cember 31 of that year if paid to shareholders during January of the following calendar year. For state income tax purposes, inter-est on some federal obligations generally is not exempt from taxa-tion, whether received directly by a shareholder or through dis-tributions of investment company taxable income (for example, in-terest on FNMA and GNMA Certificates). The Fund will advise share-holders annually of the amount and nature of the dividends paid to them.
               Coupon payments received by the Fund from inflation-indexed bonds will be includable in the Fund's gross income in the period in which they accrue. Periodic adjustments for inflation in the principal value of these securities also may give rise to original issue discount, which, likewise, will be includable in the Fund's gross income on a current basis. See "Taxation--Original Issue Discount" in the Statement of Additional Information. Amounts includable in the Fund's gross income become subject to tax-re-lated distribution requirements. Accordingly, the Fund may be re-quired to make annual distributions to shareholders in excess of the cash received in a given period from these investments. As a result, the Fund may be required to liquidate certain investments at a time when it is not advantageous to do so. If the principal value of an inflation-indexed bond is adjusted downward in any pe-riod as a result of deflation, the reduction may be treated as a loss to the extent the reduction exceeds coupon payments received in that period; in that case, the amount distributable by the Fund may be reduced and amounts distributed previously in the taxable year may be characterized in some circumstances as a return of capital.
               Taxable shareholders should note that the timing of their in-
            vestment could have undesirable tax consequences. If shares are purchased on or just before the record date of a dividend, taxable shareholders will pay full price for the shares and may receive a portion of their investment back as a taxable distribution.
               If the Fund is used as an investment option in an employer-
            sponsored retirement savings plan, dividend and capital gains distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, employer-sponsored retirement and savings plans are governed by a complex set of tax rules. Participants in such a plan should consult the plan administrator, the plan's Summary Plan Description, or a professional tax advisor regarding the tax consequences of participation in the plan and of any plan contributions or withdrawals.
               The preceding discussion relates only to federal income tax;
            the consequences under other tax laws may differ. For additional information relating to the tax aspects of investing in the Fund, see the Statement of Additional Information.

            Management of the Trust

            The business affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees are Guilford C. Babcock, Vern O. Curtis, Brent R. Harris, Thomas P. Kemp, and William J. Popejoy. Additional information about the Trustees and the Trust's executive officers may be found in the Statement of Additional In-formation under the heading "Management--Trustees and Officers."


INVESTMENT  Pacific Investment Management serves as investment adviser ("Advi-
ADVISOR sor") to the Fund pursuant to an investment advisory contract. The Advisor is an investment counseling firm founded in 1971, and had approximately $91 billion in assets under management as of March 31, 1997. Pacific Investment Management is a subsidiary partner-ship of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority inter-est in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a Cali-fornia corporation and indirect wholly

22
 PIMCO Funds: Pacific Investment Management Series
            owned subsidiary of Pacific Mutual Life Insurance Company ("Pa-cific Mutual"), and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO Managing Directors. Pa-cific Investment Management's address is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. Pacific Investment Management is registered as an investment adviser with the Securi-ties and Exchange Commission and as a commodity trading advisor with the CFTC.
               The Advisor manages the investment and reinvestment of the as-
            sets of the Fund. The Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers or dealers selected by it in its discretion. See "Portfo-lio Transactions" in the Statement of Additional Information.
               The portfolio manager responsible for management of the Fund is
            William H. Gross, Managing Director, Pacific Investment Manage-ment. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of Pacific Investment Management and has managed the Fund since its inception, May 11, 1987.



FUND
ADMINISTRATOR
            Pacific Investment Management also serves as administrator to the Fund pursuant to an administration agreement with the Trust. Pa-cific Investment Management provides administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Fund, preparation of reports to the Fund's shareholders and regulatory filings. Pacific Investment Management may also retain certain of its affiliates to provide certain of these services. In addition, Pacific Investment Management, at its own expense, ar-ranges for the provision of legal, audit, custody, transfer agency (including sub-transfer agency and other administrative services) and other services for the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospec-tuses and shareholder reports for current shareholders.
               The Fund (and not Pacific Investment Management) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of Pacific Invest-ment Management or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of Pacific Investment Management or the Trust, and any counsel retained exclusively for their bene-fit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organiza-tional expenses, which are capitalized in accordance with gener-ally accepted accounting principles; and (viii) any expenses allo-cated or allocable to a specific class of shares, which include servicing fees payable with respect to Class A shares, and may in-clude certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, sub-ject to review and approval by the Trustees.


ADVISORY
AND
ADMINISTRATIVE
FEES
            The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, Pacific Investment Management receives monthly fees from the Fund at an annual rate (i) based on the av-erage daily net assets of the Fund for advisory fees and, (ii) at-tributable in the aggregate to the Fund's Class A, Class B and Class C shares for administrative fees, as follows:


           ADVISORY    ADMINISTRATIVE
           FEE RATE    FEE RATE
           --------------------------
           .25%        .40%


               Both the investment advisory contract and administration agree-
            ment with respect to Class A shares of the Fund may be terminated by the Trustees at any time on 60 days' written notice. The in-vestment advisory contract may be terminated by Pacific Investment Management on 60 days' written notice. Following the expiration of the one-year
                                                        May 1, 1997 Prospectus
             period commencing with the effectiveness of the administration agreement, it may be terminated by Pacific Investment Management on 60 days' written notice. Following its initial two-year term, the investment advisory contract will continue from year to year if approved by the Trustees. Following its initial one-year term, the administration agreement with respect to Class A shares of the Fund will continue from year-to-year if approved by the Trustees.

PORTFOLIO    Pursuant to the advisory contract, the Advisor places orders for
TRANSACTIONS the purchase and sale of portfolio investments for the Fund's ac-
             counts with brokers or dealers selected by it in its discretion.
             In effecting purchases and sales of portfolio securities for the account of the Fund, the Advisor will seek the best price and exe-cution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Advisor be-lieves it is reasonable to do so in light of the value of the bro-kerage and research services provided by the broker effecting the transaction. The Advisor also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.
                Some securities considered for investments by the Fund may also be appropriate for other clients served by the Advisor. If a pur-chase or sale of securities consistent with the investment poli-cies of the Fund and one or more of these clients served by the Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Advisor.

             Description of the Trust

CAPITALIZATION
             The Trust was organized as a Massachusetts business trust on Feb-ruary 19, 1987. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

               Under Massachusetts law, shareholders could, under certain cir-
             cumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also pro-vides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obliga-tions of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circum-stances in which such disclaimer is inoperative or the Trust it-self is unable to meet its obligations, and thus should be consid-ered remote.


MULTIPLE     In addition to Class A, shares, the Fund offers Class B, Class C,
CLASSES OF   Institutional Class and Administrative Class shares. Class A
SHARES       shares sold for personal investment and the other classes of the
             Fund may have different sales charges and expense levels, which will affect performance accordingly. Investors may contact the Distributor at 800-426-0107 for more information concerning other classes of shares of the Fund. This Prospectus relates only to the Class A shares of the Fund.

VOTING Shareholders have the right to vote on the election of Trustees and on any and all matters on which the law or the Declaration of Trust states they may be entitled to vote. The Trust is not re-quired to hold regular annual meetings of Trust shareholders and does not intend to do so. Shareholders of Class A shares or the Fund have separate voting rights with respect to matters that only affect that class or the Fund. See "Other Information--Voting Rights" in the Statement of Additional Information.
                The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shares entitle their holders to one vote per share (with proportionate voting for fractional shares).

24
 PIMCO Funds: Pacific Investment Management Series

            Mailings to Shareholders

            To reduce the volume of mail shareholders receive, it is antici-pated that only one copy of most Trust reports, such as the Trust's annual report, will be mailed to a shareholder's household (same surname, same address). A shareholder may call 800-426-0107 if additional shareholder reports are desired.
                                                        May 1, 1997 Prospectus

            Appendix A
            Description of Duration

            Duration is a measure of the expected life of a fixed income secu-rity that was developed as a more precise alternative to the con-cept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the securi-ty). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no ac-count of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Dura-tion management is one of the fundamental tools used by the Advi-sor.
               Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occur-ring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
               Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
               Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio dura-tion by approximately the same amount that selling an equivalent amount of the underlying securities would.
               There are some situations where even the standard duration cal-
            culation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their inter-est rate exposure corresponds to the frequency of the coupon re-set. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of inflation-indexed bonds on the basis of changes in real, rather than nominal, interest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that in-corporate the anticipated economic life of a security into the de-termination of its interest rate exposure.

26
 PIMCO Funds: Pacific Investment Management Series

            Appendix B
            Description of Securities Ratings

            The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of the Fund's assets invested in securi-ties in a particular rating category will vary. Following is a de-scription of Moody's and S&P's ratings applicable to fixed income securities.


MOODY'S     CORPORATE AND MUNICIPAL BOND RATINGS
INVESTORS      Aaa: Bonds which are rated Aaa are judged to be of the best
SERVICE,    quality. They carry the smallest degree of investment risk and are
INC.        generally referred to as "gilt edge." Interest payments are pro-
            tected by a large or by an exceptionally stable margin and princi-pal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to im-pair the fundamentally strong position of such issues.
               Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa se-curities.
               A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obliga-tions. Factors giving security to principal and interest are con-sidered adequate but elements may be present that suggest a sus-ceptibility to impairment sometime in the future.
               Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
               Ba: Bonds which are rated Ba are judged to have speculative el-
            ements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very mod-erate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
               B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long pe-riod of time may be small.
               Caa: Bonds which are rated Caa are of poor standing. Such is-
            sues may be in default or there may be present elements of danger with respect to principal or interest.
               Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
               C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor pros-pects of ever attaining any real investment standing.
               Moody's applies numerical modifiers, 1, 2, and 3 in each ge-
            neric rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 in-dicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            CORPORATE SHORT-TERM DEBT RATINGS
            Moody's short-term debt ratings are opinions of the ability of is-suers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indem-nity are excluded unless explicitly rated.

                                                                             27
                                                        May 1, 1997 Prospectus

               Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
               PRIME-1: Issuers rated Prime-1 (or supporting institutions)
            have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds em-ployed; conservative capitalization structure with moderate reli-ance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash genera-tion; and well-established access to a range of financial markets and assured sources of alternate liquidity.
               PRIME-2: Issuers rated Prime-2 (or supporting institutions)
            have a strong ability for repayment of senior short-term debt ob-ligations. This will normally be evidenced by many of the charac-teristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
               PRIME-3: Issuers rated Prime-3 (or supporting institutions)
            have an acceptable ability for repayment of senior short-term ob-ligations. The effect of industry characteristics and market com-positions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protec-tion measurements and may require relatively high financial lever-age. Adequate alternate liquidity is maintained.
               NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD &  CORPORATE AND MUNICIPAL BOND RATINGS
POOR'S
CORPORATION

            Investment Grade
               AAA: Debt rated AAA has the highest rating assigned by Standard
            & Poor's. Capacity to pay interest and repay principal is ex-tremely strong.
               AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
               A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
               BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened ca-pacity to pay interest and repay principal for debt in this cate-gory than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predomi-nantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
               BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing un-certainties or exposure to adverse business, financial, or eco-nomic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
               B: Debt rated B has a greater vulnerability to default but cur-
            rently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and re-pay principal. The B rating category is also used for debt subor-dinated to senior debt that is assigned an actual or implied BB or BB- rating.
               CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and re-payment of principal. In the

28
 PIMCO Funds: Pacific Investment Management Series
            event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay princi-pal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
               CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
               C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rat-ing. The C rating may be used to cover a situation where a bank-ruptcy petition has been filed, but debt service payments are con-tinued.
               CI: The rating CI is reserved for income bonds on which no in-
            terest is being paid.
               D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
               Plus (+) or Minus (-): The ratings from AA to CCC may be modi-
            fied by the addition of a plus or minus sign to show relative standing within the major rating categories.
               Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful com-pletion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such com-pletion. The investor should exercise his own judgment with re-spect to such likelihood and risk.
               r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.
               The absence of an "r" symbol should not be taken as an indica-
            tion that an obligation will exhibit no volatility or variability in total return.
               N.R.: Not rated.
               Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

            COMMERCIAL PAPER RATING DEFINITIONS
            A Standard & Poor's commercial paper rating is a current assess-ment of the likelihood of timely payment of debt having an origi-nal maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obliga-tions to D for the lowest. These categories are as follows:
               A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
               A-2: Capacity for timely payment on issues with this designa-
            tion is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
               A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the ad-verse effects of changes in circumstances than obligations carry-ing the higher designations.
               B: Issues rated B are regarded as having only speculative ca-
            pacity for timely payment.
               C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
               D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                                                             29
                                                        May 1, 1997 Prospectus

               A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to mar-ket price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial informa-tion. The ratings may be changed, suspended, or withdrawn as a re-sult of changes in or unavailability of such information.

30
 PIMCO Funds: Pacific Investment Management Series

TOTAL RETURN         INVESTMENT ADVISOR AND ADMINISTRATOR
FUND
                     Pacific Investment Management Company, 840 Newport
                     Center Drive, Suite 360, Newport Beach, CA 92660

                     -----------------------------------------------------------
                     DISTRIBUTOR

                     PIMCO Funds Distribution Company, 2187 Atlantic Street, Stamford, CT 06902

                     -----------------------------------------------------------
                     CUSTODIAN

                     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105

                     -----------------------------------------------------------
                     SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

                     Shareholder Services, Inc. P.O. Box 5866, Denver, CO 80217

                     -----------------------------------------------------------
                     INDEPENDENT ACCOUNTANTS

                     Price Waterhouse LLP, 1055 Broadway, Kansas City, MO 64105

                     -----------------------------------------------------------
                     LEGAL COUNSEL

                     Dechert Price & Rhoads, 1500 K Street N.W., Washington, D.C. 20005

                     -----------------------------------------------------------
                     For further information about the PIMCO Funds, call 1-800-227-7337.



                     PIMCO

                          PART C.  OTHER INFORMATION
                          --------------------------


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a) Financial statements for the Trust as of March 31, 1996, and for its fiscal year then ended, including notes thereto, and the reports of Price Waterhouse LLP thereon, dated May 10, 1996 are incorporated by reference from the Annual Report. Financial Statements for the Trust as of September 30, 1996, including the notes thereto, are incorporated by reference from the Semi-Annual Report. Financial statements for the Global Bond Fund II (prior to January 17, 1997, the Global Income Fund) as of September 30, 1996, for its fiscal year then ended, including notes thereto and a related report of Coopers & Lybrand L.L.P. thereon, dated November 22, 1996 are incorporated by reference in the Statement of Additional Information from the Annual Report of PIMCO Advisors Funds dated as of September 30, 1996.

     (b)  Exhibits

      (1) (i)  Declaration of Trust of Registrant/1/

         (ii) Establishment and Designation of Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios as Series of Registrant/5/

        (iii) Establishment and Designation of High Yield, Low Duration II and Total Return II Portfolios as Series of Registrant/6/

         (iv) Establishment and Designation of Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II as Series of Registrant/7/

          (v) Amended and Restated Establishment and Designation of Series of Shares of Registrant/8/

         (vi)  Amended Designation of Two Series of Registrant/8/

        (vii) Second Amended and Restated Establishment and Designation of Series of Shares of Registrant/9/

       (viii) Establishment and Designation of Moderate Duration and VersaSTYLE Equity Funds as Series of Registrant/10/

         (ix)  Amended Designation of Two Series of Registrant/14/

          (x) Establishment and Designation of StocksPLUS Short Strategy Fund as Series of Registrant/15/

         (xi) Redesignation of One Existing Series and Establishment and Designation of Two New Series of Registrant/16/

        (xii)  Form of Redesignation of One Series of Registrant/17/

       (xiii)  Establishment and Designation of One Additional Series of
               Shares and Amended and Restated Establishment and Designation of Series of Shares of Registrant/21/

       (xiv)   Amended Designation of Five Existing Series of Registrant/21/

       (xv) Establishment and Designation of One Additional Series of Shares of Registrant/21/

      (2)      By-laws of Registrant/1/

      (3)      Not applicable

      (4)      Not applicable

      (5) (i)  Investment Advisory Contract/2/

         (ii) Supplements to Investment Advisory Contract Relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios/5/

        (iii)  Supplements to Investment Advisory Contract Relating to
               High Yield, Low Duration II and Total Return II Portfolios/6/

         (iv) Supplements to Investment Advisory Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/

          (v) Form of Supplements to Investment Advisory Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/

         (vi)  Form of Amended Investment Advisory Contract/11/

        (vii)  Form of Supplement to Investment Advisory Contract/12/

       (viii) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/15/

         (ix)  Supplements to Investment Advisory Contract/16/

          (x) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/21/

         (xi) Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/21/

      (6) (i)  Distribution Contract/2/

         (ii) Supplement to Distribution Contract Relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios/5/

        (iii) Supplement to Distribution Contract Relating to High Yield, Low Duration II and Total Return II Portfolios/6/

         (iv) Supplements to Distribution Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/

          (v)  Form of Distribution Contract as Amended May 31, 1994/9/

         (vi) Form of Supplements to Distribution Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/

        (vii)  Form of Amended Distribution Contract/11/

       (viii) Form of Supplement to Distribution Contract Relating to StocksPLUS Short Strategy Fund/15/

         (ix)  Supplements to Distribution Contract/16/

          (x)  Form of Distribution Contract/18/

         (xi) Form of Supplement to Distribution Contract Relating to Real Return Bond Fund/21/

      (7)      Not applicable

      (8)      Custodian Agreement/4/

      (9) (i)  Transfer Agency Agreement/4/

         (ii) Form of Transfer Agency Agreement with Shareholder Services, Inc./19/

     (10) (i)  Opinion of Counsel/13/

         (ii)  Consent of Counsel/3/

     (11) (i)  Consent of Price Waterhouse LLP

         (ii)  Consent of Coopers & Lybrand L.L.P.

     (12)      Not applicable

     (13)      Not applicable

     (14)      Not applicable

     (15) (i)  Form of Distribution Plan for Administrative Class Shares/9/

         (ii)  Administrative Services Contract/2/

        (iii) Supplements to Administrative Services Contract relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios/5/

         (iv) Supplement to Administrative Services Contract Relating to High Yield, Low Duration II and Total Return II Portfolios/6/

          (v) Supplements to Administrative Services Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/

         (vi) Form of Administrative Services Plan for Administrative Class Shares/9/

        (vii) Form of Supplements to Administrative Services Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/

       (viii)  Form of Amended Administrative Services Contract/11/

         (ix)  Form of Amended Administrative Services Contract/12/

          (x) Form of Supplement to Administration Agreement Relating to StocksPLUS Short Strategy Fund/16/

         (xi)  Supplements to Administration Agreement/16/

        (xii)  Form of Amendment to Administration Agreement/18/

       (xiii)  Form of Amendment to Administration Agreement/21/

        (xiv) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company /20/

         (xv) Form of Distribution and Servicing Plan for Class A shares/18/

        (xvi) Form of Distribution and Servicing Plan for Class B shares/18/

       (xvii) Form of Distribution and Servicing Plan for Class C shares/18/

     (16)      Calculation of Performance/12/

     (17)      Financial Data Schedule

     (18) (i)  Dual-Class Plan/12/

         (ii)  Amended Dual-Class Plan/16/

        (iii) Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/18/

/1/ Filed with initial Registration Statement on February 19, 1987 (File No. 33-12113).

/2/   Filed with Pre-Effective Amendment No. 2 on April 21, 1987.

/3/   Filed with Pre-Effective Amendment No. 4 on May 5, 1987.

/4/   Filed with Post-Effective Amendment No. 3 on August 1, 1988.

/5/   Filed with Post-Effective Amendment No. 8 on August 3, 1990.

/6/   Filed with Post-Effective Amendment No. 10 on May 31, 1991.

/7/   Filed with Post-Effective Amendment No. 12 on August 29, 1991.

/8/   Filed with Post-Effective Amendment No. 15 on June 1, 1992.

/9/   Filed with Post-Effective Amendment No. 20 on June 1, 1994.

/10/  Filed with Post-Effective Amendment No. 21 on August 1, 1994.

/11/  Filed with Post-Effective Amendment No. 22 on November 30, 1994.

/12/  Filed with Post-Effective Amendment No. 23 on June 1, 1995.

/13/  Filed with Registrant's Rule 24f-2 Notice.

/14/  Filed with Post-Effective Amendment No. 24 on July 31, 1995.

/15/  Filed with Post-Effective Amendment No. 27 on January 16, 1996.

/16/  Filed with Post-Effective Amendment No. 28 on April 1, 1996.

/17/  Filed with Post-Effective Amendment No. 29 on June 14, 1996.

/18/ Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

/19/ Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995.

/20/ Filed with Post Effective Amendment No. 25 to the Registration Statement of PIMCO Funds: Equity Advisors Series (File No. 33-36528) on January 13, 1997.

/21/  Filed with Post Effective Amendment No. 33 on January 13, 1997.

Item 25.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

          No person is controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------

          As of March 31, 1997, the number of record holders of each Fund and Class thereof of the Registrant were as follows:

                                                     Class
                                                     -----

                                  Institutional  Administrative A    B    C
                                  -------------  -------------- -    -    -
     Fund
     ----
     Money Market                     199                1      708       126       5,224
     Short-Term                       122                3       19        13          44
     Low Duration                     550               11      302       314       3,445
     Low Duration II                   47                0        0         0           0
     Low Duration III                   2                0        0         0           0
     Moderate Duration                  3                0        0         0           0
     High Yield                        89                7    1,070     2,759      15,347
     Total Return                   1,261               52    2,576     3,661      21,253
     Total Return II                  185                8        0         0           0
     Total Return III                  25                0        0         0           0
     Commercial Mortgage
      Securities                        0                0        0         0           0
     Long-Term U.S. Government         20                0       19        19          19
     Real Return Bond                   5                0        1        13           9
     Foreign Bond                      56                0       35        61         102
     Global Bond                       48                3        0         0           0
     Global Bond II                     0                0      291       257         384
     International Bond               115                0        0         0           0
     StocksPLUS                        66                3      254       525         649
     StocksPLUS Short Strategy          0                0        0         0           0
     Strategic Balanced                 5                0        0         0           0

Item 27.  Indemnification
          ---------------

          Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          PIMCO, the investment adviser to the Trust, is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partner of PIMCO Advisors is PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, an indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company ("Pacific Mutual"), and PIMCO Partners LLC, a limited liability company controlled by the PIMCO Managing Directors.

          The directors and officers of PIMCO and their business and other connections are as follow:


Name                       Business and Other Connections
----                       ------------------------------
Allan, George C.           Vice President, PIMCO and PIMCO Management, Inc.

Arnold, Tamara J.          Vice President, PIMCO and PIMCO Management, Inc.

Barbi, Leslie A.           Senior Vice President, PIMCO and PIMCO Management,
                           Inc.

Benz, William R. II        Managing Director, PIMCO; Director, Managing
                           Director, PIMCO Management, Inc.

Brynjolfsson, John B.      Vice President, PIMCO and PIMCO Management, Inc.

Name                       Business and Other Connections
----                       ------------------------------

Burns, R. Wesley           Executive Vice President, PIMCO and PIMCO
                           Management, Inc.; President of the Trust and PIMCO
                           Commercial Mortgage Securities Trust, Inc.; Executive
                           Vice President, PIMCO Funds: Multi-Manager Series;
                           Vice President, Cash Accumulation Trust.

Cupps, Wendy W.            Vice President, PIMCO and PIMCO Management, Inc.

Daniels, Charles M. III    Executive Vice President, PIMCO and PIMCO
                           Management, Inc.

Dow, Michael               Vice President, PIMCO and PIMCO Management, Inc.

Dunn, Anita                Vice President, PIMCO and PIMCO Management, Inc.

Edington, David H.         Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Director: Stocks
                           Plus Management, Inc.; Member of PIMCO Partners
                           LLC.

Ehlert, A. Benjamin        Executive Vice President, PIMCO and PIMCO
                           Management, Inc.

Ettl, Robert A.            Vice President, PIMCO and PIMCO Management, Inc.

Faillace, Anthony L.       Vice President, PIMCO and PIMCO Management, Inc.

Fitzgerald, Robert M.      Chief Financial Officer and Treasurer, PIMCO, PIMCO
                           Management, Inc., Cadence Capital Management, Inc.,
                           LIFI Investment Group, NFJ Management, Inc.,
                           Parametric Portfolio Associates, Parametric
                           Management Inc., and StocksPLUS Management Inc.;
                           Assistant Treasurer Cadence Capital Management; Chief
                           Financial Officer and Treasurer, Columbus Circle
                           Investors and Columbus Circle Investors Management
                           Inc.; Chief Financial Officer and Senior Vice
                           President, PIMCO Advisors; PIMCO Funds Distribution
                           Company.

Frisch, Orsala T.          Vice President, PIMCO

Gross, William H.          Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Director and Vice
                           President, StocksPLUS Management, Inc.; Senior Vice
                           President of the Trust; Member of Equity and Operating Boards, PIMCO Advisors; Member of PIMCO
                           Partners LLC.

Hague, John L.             Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Member of PIMCO
                           Partners LLC.

Hally, Gordon C.           Executive Vice President, PIMCO and PIMCO
                           Management, Inc.

Hamalainen, Pasi M.        Senior Vice President, PIMCO and PIMCO Management,
                           Inc.

Name                       Business and Other Connections
----                       ------------------------------

Hardaway, John P.          Vice President, PIMCO and PIMCO Management, Inc.;
                           Treasurer of the Trust, PIMCO Funds: Multi-Manager
                           Series; PIMCO Commercial Mortgage Securities Trust,
                           Inc., and Cash Accumulation Trust.

Harris, Brent R.           Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Director and Vice
                           President, StocksPLUS Management, Inc.; Trustee and
                           Chairman of the Trust and PIMCO Commercial Mortgage
                           Securities Trust, Inc.; Member of Operating Board,
                           PIMCO Advisors; Member of PIMCO Partners LLC.

Hartesohl, Joseph D.       Vice President, PIMCO and PIMCO Management, Inc.

Hayes, Raymond C.          Vice President, PIMCO and PIMCO Management, Inc.

Hinman, David C.           Vice President, PIMCO and PIMCO Management, Inc.

Hocson, Liza               Vice President, PIMCO and PIMCO Management, Inc.

Hodge, Douglas M.          Executive Vice President, PIMCO and PIMCO
                           Management, Inc.

Holden, Brent L.           Executive Vice President, PIMCO and PIMCO
                           Management, Inc.

Holloway, Dwight F., Jr.   Vice President, PIMCO and PIMCO Management, Inc.

Howe, Jane T.              Vice President, PIMCO and PIMCO Management, Inc.

Hudoff, Mark               Vice President, PIMCO and PIMCO Management, Inc.

Isberg, Margaret E.        Executive Vice President, PIMCO and PIMCO
                           Management, Inc.; Senior Vice President of the Trust.

Keiler, James M.           Vice President, PIMCO and PIMCO Management, Inc.

Kociuba, James             Vice President, PIMCO and PIMCO Management, Inc.

Loftus, John S.            Executive Vice President, PIMCO and PIMCO
                           Management, Inc.; Vice President and Assistant
                           Secretary, StocksPLUS Management, Inc.

Lown, David                Vice President, PIMCO and PIMCO Management, Inc.

Meiling, Dean S.           Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Vice President of the Trust and PIMCO Commercial Mortgage Securities
                           Trust, Inc.; Member of Operating Board, PIMCO
                           Advisors; Member of PIMCO Partners, LLC.

Muzzy, James F.            Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Director and Vice
                           President, StocksPLUS Management, Inc.; Vice
                           President of the Trust; Member of Operating Board,
                           PIMCO Advisors; Member of PIMCO Partners LLC.

Ongaro, Douglas J.         Vice President, PIMCO and PIMCO Management, Inc.

Otterbein, Thomas J.       Vice President, PIMCO and PIMCO Management, Inc.

Name                       Business and Other Connections
----                       ------------------------------

Podlich, William F. III    Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Vice President,
                           PIMCO Commercial Mortgage Securities Trust, Inc.,
                           Member of Equity and Operating Boards, PIMCO
                           Advisors; Member of PIMCO Partners LLC.

Powers, William C.         Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Senior Vice
                           President, PIMCO Commercial Mortgage Securities
                           Trust, Inc., Member of PIMCO Partners LLC.

Rabinovitch, Frank B.      Managing Director, PIMCO; Director and Managing
                           Director, PIMCO Management, Inc.; Member of PIMCO
                           Partners LLC.

Rennie, Edward P.          Senior Vice President, PIMCO and PIMCO Management,
                           Inc.

Roney, Scott L.            Vice President, PIMCO and PIMCO Management, Inc.

Rosborough, Michael J.     Senior Vice President, PIMCO and PIMCO Management,
                           Inc.

Sargent, Jeffrey M.        Vice President, PIMCO, PIMCO Management, Inc., the
                           Trust, PIMCO Commercial Mortgage Securities Trust,
                           Inc. and PIMCO Funds: Multi-Manager Series.

Schmider, Ernest L.        Executive Vice President, Secretary, Chief
                           Administrative and Legal Officer, PIMCO and PIMCO
                           Management, Inc.; Secretary, PIMCO Partners LLC,
                           Director and Assistant Secretary, Assistant
                           Treasurer, StocksPLUS Management, Inc.

Scholey, Leland T.         Senior Vice President, PIMCO, PIMCO Management, Inc.
                           and the Trust.

Seliga, Denise C.          Vice President, PIMCO and PIMCO Management, Inc.

Seymour, Rita J.           Vice President, PIMCO and PIMCO Management, Inc.

Thomas, Lee R.             Managing Director, PIMCO; Director, Managing
                           Director, PIMCO; Director, Managing Director, PIMCO
                           Management, Inc.

Name                       Business and Other Connections
----                       ------------------------------

Thompson, William S.       Chief Executive Officer and Managing Director, PIMCO;
  Jr.                      Director, Managing Director and Chief Executive
                           Officer, PIMCO Management, Inc.; Director and
                           President, StocksPLUS Management, Inc.; Vice
                           President of the Trust and PIMCO Commercial Mortgage
                           Securities Trust, Inc.; Member of Equity Board and
                           Operating Committee, and Member of Operating Board,
                           PIMCO Advisors; Member of PIMCO Partners LLC.

Trosky, Benjamin L.        Managing Director, PIMCO; Director, Managing
                           Director, PIMCO Management, Inc.; Senior Vice
                           President, PIMCO Commercial Mortgage Securities
                           Trust, Inc.; Member of Operating Board, PIMCO
                           Advisors; Member of PIMCO Partners LLC.

Wagner, Teresa A.          Vice President, PIMCO, PIMCO Management, Inc., the
                           Trust, PIMCO Commercial Mortgage Securities Trust,
                           Inc. and PIMCO Funds: Multi-Manager Series; Vice
                           President and Assistant Clerk, Cash Accumulation
                           Trust.

Ward, Andrew C.            Vice President, PIMCO and PIMCO Management, Inc.;
                           Senior Vice President of the Trust.

Weil, Richard M.           Assistant Secretary, PIMCO; Senior Vice President,
                           PIMCO Management, Inc., Columbus Circle Investors,
                           Columbus Circle Investors Management, Inc., Cadence
                           Capital Management, Cadence Capital Management, Inc., and PIMCO Funds Distribution Company; Secretary, NFJ
                           Management, Inc., Parametric Management, Inc., NFJ
                           Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President,
                           PIMCO Funds: Multi-Manager Series.

Wegener, Marilyn           Vice President, PIMCO and PIMCO Management, Inc.

Willner, Ram               Vice President, PIMCO and PIMCO Management, Inc.

Wilsey, Kristen M.         Vice President of the Trust, PIMCO and PIMCO
                           Management, Inc.

Wood, George H.            Senior Vice President, PIMCO and PIMCO Management,
                           Inc.

Yetter, Michael A.         Vice President, PIMCO and PIMCO Management, Inc.


The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors, L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Funds Distribution Company is 2187 Atlantic Street, Stamford, CT 06902.

Item 29.  Principal Underwriters
          ----------------------

          (a) PIMCO Funds Distribution Company (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager
               Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

          (b)

Name and Principal              Positions and Offices      Positions and Offices
Business Address*                 with Underwriter            with Registrant
------------------              ---------------------      ---------------------
Booth, Jeffrey L.               Vice President                    None

Bosch, James D.                 Regional Vice President           None

Cvengros, William D.            Director                          None

Fitzgerald, Robert M.           Senior Vice President,
                                Chief Financial Officer and       None
                                Controller

Gallagher, Michael J.           Vice President                    None

Goldsmith, David S.             Vice President

Gray, Ronald H.                 Vice President                    None

Hussex, John B.                 Vice President

Janeczek, Edward W.             Senior Vice President             None

Jones, Jonathan C.              Vice President

Lynch, William E.               Senior Vice President             None

McCarthy, Jacqueline A.         Vice President                    None

Meyers, Andrew J.               Executive Vice President          None

Moyer, Fiora H.                 Regional Vice President           None

Neugebauer, Phil J.             Vice President                    None

Pearlman, Joffrey H.            Regional Vice President           None

Name and Principal              Positions and Offices      Positions and Offices
Business Address*                 with Underwriter            with Registrant
------------------              ---------------------      ---------------------

Pisapia, Glynne P.              Regional Vice President           None

Russell, Matthew M.             Vice President                    None

Schott, Newton B., Jr.          Director, Executive Vice          None
                                President/Secretary, Chief
                                Administrative/Legal Officer
                                and Secretary

Smith, Robert H.                Vice President

Stone, David P.                 Regional Vice President           None

Thomas, William H., Jr.         Regional Vice President           None

Treadway, Stephen J.            Director, Chairman,               None
                                President and Chief
                                Executive Officer

Troyer, Paul H.                 Senior Vice President             None

Trumbore, Brian F.              Executive Vice President          None

Vecker, Timothy G.              Vice President

Weil, Richard M.                Assistant Secretary               None

Zimmerman, Glen A.              Vice President
-------------

* The business address of all directors and officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.


     Item 30.  Location of Accounts and Records
               --------------------------------

               The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866 Denver, Colorado 80217.


     Item 31.  Management Services
               -------------------

               Not applicable


     Item 32.  Undertakings
               ------------

               (a)  Not applicable.

               (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of a post-effective amendment to Registrant's 1933 Act registration statement, which provides for the addition of a new series of Registrant or the date on which shares of such series are first sold (other than shares sold for seed money).

               (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

               (d) Registrant undertakes to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of Registrant.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 30th day of April, 1997.

                                  PIMCO FUNDS
                                 (Registrant)

                   By:
                      -------------------------------------
                              R. Wesley Burns*++++
                                      President

                     *By: /s/ Robert W. Helm
                         -----------------------------------
                         Robert W. Helm, as attorney-in-fact

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                            Title           Date

--------------------------           Trustee         April 30, 1997
Guilford C. Babcock*+

--------------------------           Trustee         April 30, 1997
Thomas P. Kemp*+

--------------------------           Trustee         April 30, 1997
Brent R. Harris*+++

--------------------------           Trustee         April 30, 1997
William J. Popejoy* +++++

--------------------------           Trustee         April 30, 1997
Vern O. Curtis*++++++

--------------------------           President       April 30, 1997
R. Wesley Burns*++++                 (Principal
                                     Executive
                                     Officer)

--------------------------           Treasurer       April 30, 1997
John P. Hardaway++*                  (Principal
                                     Financial
                                     and Accounting
                                     Officer)

*By: /s/ Robert W. Helm
    -------------------
    Robert W. Helm,
    as attorney-in-fact

     -------------------
     + Pursuant to power of attorney filed with Post-Effective Amendment No. 1 to Registration Statement No. 33-12113 on November 6, 1987.
     ++ Pursuant to power of attorney filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-12113 on May 31, 1991.
     +++ Pursuant to power of attorney filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-12113 on April 28, 1992.
     ++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-12113 on June 1, 1995.
     +++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 22 to Registration Statement No. 33-12113 on November 30, 1994.
     ++++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-12113 on June 1, 1995.

                                  PIMCO Funds

                               INDEX TO EXHIBITS
                                   FILED WITH
                        POST-EFFECTIVE AMENDMENT NO. 34


EXHIBIT 11(i)         Consent of Price Waterhouse LLP. (EDGAR EXHIBIT
                      99.B11(i)).

EXHIBIT 11(ii)        Consent of Coopers & Lybrand L.L.P. (EDGAR EXHIBIT
                      99.B11(ii)).

EXHIBIT 17            Financial Data Schedule (EDGAR EXHIBIT 99.B27).